Average Annual Total Returns - Tandem Fund		12 Months Ended	60 Months Ended	70 Months Ended
	Nov. 17, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	15.36%
Performance Inception Date	Mar. 15, 2019
No-Load Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.64%	7.85%	8.88%
Performance Inception Date	Mar. 15, 2019
No-Load Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.55%	7.10%	8.20%
Performance Inception Date	Mar. 15, 2019
No-Load Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.00%	6.03%	6.92%
Performance Inception Date	Mar. 15, 2019